INVENTORIES (Details) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Inventories and allowance for obsolescence of inventories
Inventories	$ 2,737	$ 136
Gross carrying value
Inventories and allowance for obsolescence of inventories
Inventories	2,870	189
Gross carrying value | Mobile handsets and others
Inventories and allowance for obsolescence of inventories
Inventories	2,254
Gross carrying value | Radio equipment and others
Inventories and allowance for obsolescence of inventories
Inventories	64	189
Gross carrying value | Fixed telephones and equipment
Inventories and allowance for obsolescence of inventories
Inventories	15
Gross carrying value | Inventories for construction projects
Inventories and allowance for obsolescence of inventories
Inventories	537
Accumulated impairment
Inventories and allowance for obsolescence of inventories
Inventories	$ (133)	$ (53)